As filed with the Securities and Exchange Commission on December 21, 2012

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                              ☐

Post-Effective Amendment No. 92 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940 ☐

Amendment No. 96 ☒

(Check appropriate box or boxes)

Pacific Life Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 21st day of December, 2012.

PACIFIC LIFE FUNDS

By:	/s/ J.G. Lallande
J.G. Lallande Assistant Vice President and Counsel Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 92 to the Registration Statement of Pacific Life Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

James T. Morris*	Chairman of the Board and Trustee	December 21, 2012

Mary Ann Brown*	Chief Executive Officer	December 21, 2012

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 21, 2012

Frederick L. Blackmon*	Trustee	December 21, 2012

Lucie H. Moore*	Trustee	December 21, 2012

Gale K. Caruso*	Trustee	December 21, 2012

Nooruddin S. Veerjee*	Trustee	December 21, 2012

G. Thomas Willis*	Trustee	December 21, 2012

*By: /s/ J.G. Lallande		December 21, 2012

        J.G. Lallande

        as attorney-in-fact pursuant to power of attorney filed herewith